Note 10 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (16,084)	$ (7,293)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	27,732,449	23,029,362
Net loss per share —basic and diluted (in dollars per share)	$ (0.58)	$ (0.32)